CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Schedule of Significant Inputs for the Valuation Model used to Estimate Fair Value of Investments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
AioTV | Series B preferred stock
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total fair value of invested Capital as at valuation date (in thousands)	$ 900
Expiration date	Nov. 14, 2017
Risk free rate of interest | AioTV | Series B preferred stock
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total fair value of significant inputs	0.80
Measurement Input, Expected Dividend Rate
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total fair value of significant inputs	0.00
Measurement Input, Expected Dividend Rate | AioTV | Series B preferred stock
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total fair value of significant inputs	0.00
Volatility | AioTV | Series B preferred stock
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total fair value of significant inputs	41